Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-09-13	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Sep. 13, 2023
Erroneous Compensation Analysis

On September 13, 2023, we adopted an amended and restated policy for recoupment of incentive compensation (the “Clawback Policy”) in compliance with the requirements of the Dodd-Frank Act, final SEC rules and applicable Nasdaq listing standards (the “final clawback rules”), which covers our current and former executive officers, including all of our named executive officers. Under the Clawback Policy, in the event that we are required to prepare a restatement of our previously issued financial statements due to our material noncompliance with any financial reporting requirement under securities laws, we are required to recover (subject to certain limited exceptions described in the Clawback Policy and permitted under the final clawback rules) any cash or equity incentive-based compensation received by any current or former executive officer after the effective date of the Clawback Policy and in the three years prior to the date we are required to restate our financial statements that is in excess of the amount that would have been received based on the restated financial statements.